Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 13,935,407	$ 12,779,781
Restricted cash	4,109,953	5,761,294
Trade receivables	26,452,390	27,811,813
Inventories	9,180,785	9,758,071
Other receivables, net	1,713,613	2,419,671
Advances to suppliers	1,327,513	433,140
Other current assets	4,985	745,477
Total current assets	56,737,359	59,709,247
NON-CURRENT ASSETS
Property and equipment, net	7,087	8,931
Intangible assets, net	3,176,963	3,302,961
Goodwill	1,463,733	1,463,733
Total non-current assets	4,647,783	4,775,625
Total assets	61,385,142	64,484,872
CURRENT LIABILITIES
Accounts payable	21,847,084	19,666,664
Notes payable	4,659,329	10,386,612
Other payables	2,465,484	2,319,139
Customer deposits	579,415	264,068
Taxes payable	1,563,848	1,521,546
Accrued liabilities	3,434	196,210
Total current liabilities	31,120,765	34,356,369
NON-CURRENT LIABILITIES
Deferred tax liabilities	484,784	492,121
Total non-current liabilities	484,784	492,121
Total liabilities	31,605,549	34,848,490
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.001 par value; 36,000,000,000 shares authorized; 5,855,009 and 5,855,009 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	5,855	1,405,202
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of September 30, 2025 and March 31, 2025
Additional paid-in capital	93,142,510	91,743,163
Accumulated deficit	(63,372,946)	(63,312,779)
Accumulated other comprehensive income	4,174	(199,204)
Total shareholders’ equity	29,779,593	29,636,382
Total liabilities and shareholders’ equity	61,385,142	64,484,872
Related Parties
CURRENT ASSETS
Due from related parties	12,713
CURRENT LIABILITIES
Due to related parties	$ 2,171	$ 2,130